Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Schedule of intangible assets
The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2010:

	Weighted	2011		2010
(in thousands except	Average
weighted average	Amortization		Accumulated		Accumulated
amortization years)	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,776	$(4,622)	$8,840	$(4,242)
Customer relationships	20.0	7,838	(3,399)	7,222	(3,078)
Patents, trademarks, non-compete agreements and other	17.6	9,279	(5,212)	9,438	(4,961)
Total finite-lived intangibles	19.2	$25,893	$(13,233)	$25,500	$(12,281)

Changes in goodwill by business segment
The changes in goodwill for the years ended December 31, 2011 and 2010, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2009	$139,091	$313,253	$3,651	$455,995
Currency translation impact	(2,699)	(8,638)	457	(10,880)
Balance as of December 31, 2010	136,392	$304,615	4,108	445,115
Goodwill of acquired business	-	7,962	-	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365